LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating leases
2022 (excluding the six months ended June 30, 2022)	$ 2,114
2023	3,514
2024	2,924
2025	1,245
2026	871
Thereafter	865
Total future minimum lease payments	11,533
Less: imputed interest	1,094
Total	$ 10,439	$ 11,615